Financial and capital risk management - Narrative (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2023 BRL (R$)	Sep. 30, 2023 brazilianRealPerUSDollar	Mar. 01, 2023 brazilianRealPerUSDollar	Jun. 30, 2022 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum net debt to adjusted EBITDA ratio	2.2			2.2
Derivative financial instruments, net | R$	R$ (3,598)			R$ 556
Closing foreign exchange rate | brazilianRealPerUSDollar			5.21
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments, net | R$	R$ 0			R$ 0
Credit risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period for review of existing customer accounts	12 months
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, percent	25.00%
Remote increase in risk variable, percent	50.00%
Currency risk | Changes In Foreign Exchange Rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar		5.73
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, percent	25.00%
Remote increase in risk variable, percent	50.00%